Income Taxes (Schedule Of Expiration Date Of Operating Loss And Tax Credit Carryforwards) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 519,777
Tax credit carryforwards	1,324
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2013 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	178,010
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2014 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	27,904
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,567
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,574
Tax credit carryforwards	103
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2019 And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	245,367
Tax credit carryforwards	1,221
Expiration Amount With No Definite Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 19,355